Lease commitments (Tables)	12 Months Ended
Dec. 31, 2018
Leases1 [Abstract]
Disclosure of Lease Receivables

	2018			2017
	Total future minimum payments	Unearned finance income	Present value	Total future minimum payments	Unearned finance income	Present value
	$m	$m	$m	$m	$m	$m
Lease receivables:
No later than one year	2,229	(196)	2,033	3,523	(326)	3,197
Later than one year and no later than five years	7,420	(628)	6,792	7,033	(696)	6,337
Later than five years	5,032	(619)	4,413	4,784	(669)	4,115
At 31 Dec	14,681	(1,443)	13,238	15,340	(1,691)	13,649